December 16, 1996
                         DREYFUS EMERGING LEADERS FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 10, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER":
        The Fund's primary portfolio managers are Hilary Woods and Paul Kandel. Ms. Woods has been employed by The Dreyfus Corporation since 1987. Prior to joining The Dreyfus Corporation in October 1994, Mr. Kandel served for two years as

                         (CONTINUED ON REVERSE SIDE)

a manager at Ark Asset Management and prior thereto, served for four years as an Assistant Vice President at Bankers Trust Company.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    259s111396




                                                             December 16, 1996
                        DREYFUS INTERNATIONAL VALUE FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 10, 1996
                            AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
                                                                    254s121696




                                                             December 16, 1996
                          DREYFUS LARGE COMPANY
                              GROWTH FUND
                       SUPPLEMENT TO PROSPECTUS
                          DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    250s121696




                                                             December 16, 1996
                            DREYFUS LARGE COMPANY
                                 VALUE FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND-CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT."
        Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.
                                                                    251s121696




                                                             December 16, 1996
                            DREYFUS MIDCAP VALUE FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 10, 1996
                            AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
                                                                    258s121696




                                                             December 16, 1996
                       DREYFUS SMALL COMPANY VALUE FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996
                            AS REVISED, MAY 23,1996
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        Shares acquired by purchase or exchange after February 28, 1997, and redeemed or exchanged less than 15 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 15-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones held the longest.
        No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.
                                                                    253s121696